June 1, 2007

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549

Re:   Touchstone Strategic Trust
      Files Nos. 333-134486, 811-3651 and 2-80859

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 66 to the Registrant's registration statements on Form N-1A. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 in order to register new Class C shares for the Diversified Small Cap Growth Fund series of the Registrant. The Class C shares of the Diversified Small Cap Growth Fund are expected to become effective on August 1, 2007.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST


/s/ Jay S. Fitton

Jay S. Fitton
Secretary